As filed with the Securities and Exchange Commission on January 24, 2018

File Nos.
002-75925
811-03395

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 52 (X)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 53 (X)

FRANKLIN FEDERAL TAX-FREE INCOME FUND
(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code (650) 312-2000

craig s. tyle, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[] immediately upon filing pursuant to paragraph (b)
[X] on January 25, 2018 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment (Amendment) to the Registrant’s registration statement on Form N-1A (Amendment) is being filed pursuant to 485(a)(b) under the Securities Act of 1933 (1933 Act) and the Investment Company Act of 1940 to amend and supplement Post-Effective Amendment No. 50/51 to the Registrant's registration statement on Form N-1A (PEA 50/51) filed on August 25, 2017 (Accession No. 0001379491-17-005651) as it relates only to the prospectus (Part A) and statement of additional information (SAI) (Part B) of the Franklin Federal Tax-Free Income Fund .  The prospectus and SAI of the Fund, as filed in PEA 50/51, are incorporated into this Amendment by reference.  This Amendment is being filed to register an additional class of shares for the Fund under the 1933 Act.  This Amendment does not otherwise delete, amend or supersede any other information relating to any other series of the Registrant.

116 P1 01/18

SUPPLEMENT DATED JANUARY 25, 2018

TO THE PROSPECTUS DATED SEPTEMBER 1, 2017

OF

Franklin FEDERAL TAX-FREE INCOME FUND

The prospectus is amended as follows:

I.  The Franklin Federal Tax-Free Income Fund (the “Fund”) will begin offering Class M shares on or about January 25, 2018.  Therefore, on or about January 25, 2018, the Fund will offer five classes of shares, Class A, Class M, Class C, Class R6 and Advisor Class shares.

II. The Fund’s classes on the cover of the prospectus are replaced with the following:

Class A	Class M	Class C	Class R6	Advisor Class
FKTIX	Pending	FRFTX	Pending	FAFTX

III. The following replaces the first paragraph under the “Fund Summary –Fees and Expenses of the Fund” section of the prospectus beginning on page 2:

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A and Class M if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 27 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 40 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

IV. The following charts are added to the “Shareholder Fees” table, “Annual Fund Operating Expenses” table and “Example” table, respectively, in the “Fund Summary – Fees and Expenses of the Fund” section of the prospectus beginning on page 2:

Shareholder Fees

(fees paid directly from your investment)

Class M4
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.25%
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[3]

3. There is a 0.75% contingent deferred sales charge that applies to investments of $1 million or more (see “Investments of $1 Million or More” under “Choosing a Share Class”) and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

4. The Fund began offering Class M shares on January 25, 2018.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class M
Management fees	0.45%
Distribution and service (12b-1) fees	0.25%
Other expenses[2]	0.07%
Total annual Fund operating expenses	0.77%

2.  The Fund began offering Class M shares on January 25, 2018.  Other expenses for Class M are based on estimated amounts for the current fiscal year.

Example

	1 Year	3 Years	5 Years	10 Years
Class M	$500	$661	$835	$1,297

V.  The following replaces the “Fund Summary – Performance” section beginning on page 6:

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	Q3’09	8.10%
Worst Quarter:	Q4’10	-5.34%

Average Annual Total Returns
(figures reflect sales charges)

For the periods ended December 31, 2017

	1 Year	5 Years	10 Years
Franklin Federal Tax-Free Income Fund - Class A
Return Before Taxes	-0.77%	1.68%	3.78%
Return After Taxes on Distributions	-0.77%	1.68%	3.78%
Return After Taxes on Distributions and Sale of Fund Shares	1.17%	2.15%	3.85%
Franklin Federal Tax-Free Income Fund - Class C	2.03%	2.01%	3.65%
Franklin Federal Tax-Free Income Fund – Advisor Class	3.71%	2.68%	4.33%
Bloomberg Barclays Municipal Bond Index (index reflects no deduction for fees, expenses or taxes)	5.45%	3.02%	4.46%

Performance information for Class R6 shares is not shown because this class did not have a full calendar year of operations as of the date of this prospectus.

Performance information for Class M shares is not available because the share class is new.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

VI. The “Fund Summary – Purchase and Sale of Fund Shares” section on page 8 is replaced with the following:

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A and C, the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan). Class M, Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under “Your Account — Choosing a Share Class — Qualified Investors — Class M and Class R6” — and “— Advisor Class” in the Fund’s prospectus. There is no minimum investment for subsequent purchases.

VII.  The following is added to the financial highlights charts in the “Financial Highlights” section of the prospectus beginning on page 22:

Class A
Six Months Ended October 31, 2017 (unaudited)
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$12.02
Income from investment operations[a]:
Net investment income[b]	0.22
Net realized and unrealized gains (losses)	(0.04)
Total from investment operations	0.18
Less distributions from net investment income	(0.22)
Net asset value, end of period	$11.98
Total return[c]	1.54%
Ratios to average net assets[d]
Expenses	0.61%
Net investment income	3.62%
Supplemental data
Net assets, end of period (000’s)	$9,186,728
Portfolio turnover rate	7.31%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semi-annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.

Class C
Six Months Ended October 31, 2017 (unaudited)
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$12.01
Income from investment operations[a]:
Net investment income[b]	0.19
Net realized and unrealized gains (losses)	(0.04)
Total from investment operations	0.15
Less distributions from net investment income	(0.19)
Net asset value, end of period	$11.97
Total return[c]	1.26%
Ratios to average net assets[d]
Expenses	1.16%
Net investment income	3.07%
Supplemental data
Net assets, end of period (000’s)	$1,335,611
Portfolio turnover rate	7.31%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semi-annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.

Class R6
Period Ended October 31, 2017 (unaudited)[a]
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$12.03
Income from investment operations[b]:
Net investment income[c]	0.12
Net realized and unrealized gains (losses)	(0.08)
Total from investment operations	0.04
Less distributions from net investment income	(0.08)
Net asset value, end of period	$11.99
Total return[c]	0.30%
Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	0.59%
Expenses net of waiver and payments by affiliates	0.47%
Net investment income	3.76%
Supplemental data
Net assets, end of period (000’s)	$144
Portfolio turnover rate	7.31%

a For the period August 1, 2017 (effective date) to October 31, 2017.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Total return is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.

Advisor Class
Six Months Ended October 31, 2017 (unaudited)
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$12.03
Income from investment operations[a]:
Net investment income[b]	0.23
Net realized and unrealized gains (losses)	(0.04)
Total from investment operations	0.19
Less distributions from net investment income	(0.23)
Net asset value, end of period	$11.99
Total return[c]	1.59%
Ratios to average net assets[d]
Expenses	0.51%
Net investment income	3.72%
Supplemental data
Net assets, end of period (000’s)	$1,641,142
Portfolio turnover rate	7.31%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semi-annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.

VIII. The first paragraph and table under the “Your Account – Choosing a Share Class” section on page 27 of the prospectus is replaced with the following:

Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Some share classes may be not be offered by certain financial intermediaries. Your financial intermediary or investment representative (financial advisor) can help you decide which class is best for you. Investors may purchase Class M shares and Class C shares only for Fund accounts on which they have appointed an investment representative (financial advisor) of record. Investors who have not appointed an investment representative (financial advisor) to existing Class C share Fund accounts, may not make additional purchases to those accounts but may exchange their shares for shares of a Franklin Templeton fund that offers Class C shares. Dividend and capital gain distributions may continue to be reinvested in existing Class C share Fund accounts.

Class A	Class M	Class C	Class R6	Advisor Class
Initial sales charge 4.25% or less	Initial sales charge 4.25% or less	No initial sales charge	See “Qualified Investors – Class R6” below	See “Qualified Investors - Advisor Class” below
Deferred sales charge of 0.75% on purchases of $1 million or more sold within 18 months	Deferred sales charge of 0.75% on purchases of $1 million or more sold within 18 months	Deferred sales charge of 1% on shares you sell within 12 months
Lower annual expenses than Class M and Class C due to lower distribution fees	Higher annual expenses than Class A due to higher distribution fees and lower annual expenses than Class C due to lower distribution fees	Higher annual expenses than Class A and Class M due to higher distribution fees

The Fund began offering Class R6 shares on August 1, 2017 and Class M shares on January 25, 2018.

IX. The heading “Class A & C” under the first table of the “Your Account – Choosing a Share Class” section on page 27 is replaced with “Class A, M & C.”

X.  The “Sales Charges – Class A” sub-heading before the first chart on page 28 of the prospectus under the “Your Account – Choosing a Share Class” section is replaced with “Sales Charges – Class A & M.”

XI.  The first two paragraphs under the “Your Account – Choosing a Share Class – Sales Charges – Class A – Sales Charge Reductions” section beginning on page 28 of the prospectus are replaced with the following:

Quantity discounts. We offer two ways for you to combine your current purchase of Class A or Class M Fund shares with other existing Franklin Templeton fund share holdings that might enable you to qualify for a lower sales charge with your current purchase. You can qualify for a lower sales charge when you reach certain “sales charge breakpoints.” This quantity discount information is also available free of charge at franklintempleton.com/quantity-discounts. This web page can also be reached at franklintempleton.com by clicking the “Products & Planning” tab and then choosing “Quantity Discounts for Class A and Class M Shares” under “Fund Resources.”

1. Cumulative quantity discount - lets you combine certain existing holdings of Franklin Templeton fund shares –referred to as “cumulative quantity discount eligible shares” – with your current purchase of Class A and Class M shares to determine if you qualify for a sales charge breakpoint.

XII. The first paragraph under the “Your Account – Choosing a Share Class – Sales Charges – Class A – Sales Charge Reductions – 2. Letter of intent (LOI)” section on page 30 of the prospectus is replaced with the following:

2. Letter of intent (LOI) – expresses your intent to buy a stated dollar amount of “cumulative quantity discount eligible shares” (as defined in the “Cumulative quantity discount” section above) over a 13-month period and lets you receive the same sales charge as if all shares had been purchased at one time. We will reserve 5% of your total intended purchase in Class A or Class M shares registered in your name until you fulfill your LOI to cover any additional sales charge that may apply if you do not buy the amount stated in your LOI. It is your responsibility to tell your financial advisor when you believe you have fulfilled your LOI with sufficient cumulative quantity discount eligible shares. If you have not designated a financial advisor associated with your Franklin Templeton fund shares, it is your responsibility to tell the Fund’s transfer agent when you believe you have fulfilled your LOI with sufficient cumulative quantity discount eligible shares. Please refer to the SAI for more LOI details.

XIII.  The heading “Your Account – Choosing a Share Class – Sales Charges – Class A – Sales Charge Waivers” on page 30 is replaced with “Your Account – Choosing a Share Class – Sales Charges – Class A – Sales Charge Waivers for Class A Shares.”

XIV. The following is added under the section “Your Account – Choosing a Share Class – Sales Charges – Class A – Sales Charge Waivers” beginning on page 30:

Sales Charge Waivers for Class M Shares

Class M shares may be purchased without an initial sales charge or contingent deferred sales charge (CDSC) by clients of financial intermediaries who have entered into an agreement with Distributors and have been approved by Distributors to offer Fund shares through a network, platform, or self-directed investment brokerage account that may charge a transaction or other fee to customers.  If you would like information about available sales charge waivers, call your investment representative or call Shareholder Services at (800) 632-2301.

XV. The first paragraph under the heading “Your Account – Choosing a Share Class – Sales Charges – Class A – Investments of $1 Million or More” on page 31 of the prospectus is replaced with the following:

If you invest $1 million or more, either as a lump sum or through our cumulative quantity discount or letter of intent programs, you can buy Class A or Class M shares without an initial sales charge. However, there is a 0.75% CDSC on any shares you sell within 18 months of purchase. The way we calculate the CDSC is the same for each class (please see “Contingent Deferred Sales Charge (CDSC) - Class A, M & C”).

XVI. The following is added as the second paragraph under the “Your Account – Choosing a Share Class – Sales Charges – Class A – Distribution and Service (12b-1) Fees” section on page 31:

Class M has a distribution plan, sometimes known as a Rule 12b-1 plan, which allows the Fund to pay distribution fees of up to 0.25% per year to those who sell and distribute Class M shares and provide other services to shareholders. Because these fees are paid out of Class M’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

XVII. The following is added after the section “Your Account – Choosing a Share Class – Reinstatement Privilage”:

Qualified Investors – Class M

Class M shares are available to the following investors:

•    Clients of financial intermediaries who have entered into an agreement with Distributors and have been approved by Distributors to offer Fund shares through a network, platform, or self-directed investment brokerage account that may charge a transaction or other fee to customers. Clients of certain financial intermediaries may not be subject to an investment minimum in the sole discretion of the investment manager or Distributors.

XVIII. The following replaces the paragraph under the “Your Account – Choosing a Share Class – Sales Charges – Class C – CDSC” section on page 32 of the prospectus:

There is a 1% CDSC on any Class C shares you sell within 12 months of purchase. The way we calculate the CDSC is the same for each class (please see “Contingent Deferred Sales Charge (CDSC) - Class A, M & C”).

XIX. The sub-heading “Contingent Deferred Sales Charge (CDSC) – Class A & C” under the heading “Your Account – Choosing a Share Class” on page 32 of the prospectus is replaced with “Contingent Deferred Sales Charge (CDSC) – Class A, M & C.”

XX. The following replaces the fourth paragraph under the “Your Account – Choosing a Share Class – Reinstatement Privilege” section beginning on page 32 of the prospectus:

Generally, if you paid a CDSC when you sold your Class A, Class M or Class C shares, Distributors will credit back to you the CDSC paid on the amount you are reinvesting within 90 days of the sale by adding it to the amount of your reinvestment. For Class A or M shares reinvested with a CDSC credit, a new CDSC will apply and the CDSC holding period will begin again. For Class C shares reinvested with a CDSC credit in Class A shares, you will not receive a CDSC credit in the new Class A shares and your reinvestment will not be subject to any otherwise applicable CDSC.

XXI. The following replaces the paragraph under the “Your Account – Choosing a Share Class – Waivers for Exchanges between Classes of the Same Fund – Advisory Programs Eligible for Advisor Class or Class Z shares” section of the prospectus:

Class A, Class M and Class C shares purchased by accounts participating in certain programs sponsored by and/or controlled by financial intermediaries (“Advisory Programs”) may be exchanged by the financial intermediary on behalf of the shareholder for Advisor Class shares of the same Fund under certain circumstances, including such Advisory Program’s eligibility to purchase Advisor Class shares of the Fund. Such exchange will be on the basis of each Class’ NAV per share, without the imposition of any sales charge, fee or other charge. Unless otherwise permitted, any CDSC owed must be paid on Class A, Class M and Class C shares that you wish to exchange.

XXII. The sub-heading “Minimum Investments - Class A, C & R” under the section “Buying Shares” on page 36 is replaced “Class A, M, C & R.”

XXIII. The sub-heading “Class A & C” under the section “Your Account – Exchanging Shares” on page 45 is replaced with “Class A, M & C.”

XXIV. The heading “Class A & C” under the section “Account Policies – Calculating Share Price” on page 49 of the prospectus is replaced with “Class A, M & C.”

XXV. The sub-heading “Class A & C” under the section “Your Account – Account Policies – Dealer Compensation” on page 54 is replaced with “Class A, M & C.”

XXVI. The chart under the heading “Your Account – Account Policies – Dealer Compensation” on page 54 is replaced with the following:

	Class A	Class M	Class C
Commission (%)			1.00[1]
Investment under $100,000	4.00	4.00	–
$100,000 but under $250,000	2.80	2.80	–
$250,000 but under $500,000	2.00	2.00	–
$500,000 but under $1 million	1.60	1.60	–
$1 million or more	up to 0.75	up to 0.75	–
12b-1 fee to dealer	0.10[2]	0.25[2]	0.65[3]

1. Commission includes advance of the first year’s 0.15% 12b-1 service fee.  Distributors may pay a prepaid commission.

2. For purchases at NAV where Distributors paid a prepaid commission, dealers may start to receive the 12b-1 fee in the 13th month after purchase. For purchases at NAV where Distributors did not pay a prepaid commission, dealers may start to receive the 12b-1 fee at the time of purchase.

3. Dealers may be eligible to receive up to 0.15% at the time of purchase and may be eligible to receive 0.65% starting in the 13th month. During the first 12 months, the full 12b-1 fee will be paid to Distributors to partially offset the commission and the prepaid service fee paid at the time of purchase. For purchases at NAV where Distributors did not pay a prepaid commission, dealers may start to receive the 12b-1 fee at the time of purchase.

Please keep this supplement with your prospectus for future reference.

116 SA1 01/18

SUPPLEMENT DATED JANUARY 25, 2018

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED SEPTEMBER 1, 2017

OF

FRANKLIN FEDERAL TAX-FREE INCOME FUND

The statement of additional information (SAI) is amended as follows:

I.  The Franklin Federal Tax-Free Income Fund (the “Fund”) will begin offering Class M shares on or about January 25, 2018.  Therefore, on or about January 25, 2018, the Fund will offer five classes of shares, Class A, Class M, Class C, Class R6 and Advisor Class shares.

II.  The Fund’s classes on the cover of the SAI are replaced with the following:

Class A	Class M	Class C	Class R6	Advisor Class
FKTIX	Pending	FRFTX	Pending	FAFTX

III.  The second paragraph on the cover of the SAI is replaced with the following:

The audited financial statements and Report of Independent Registered Public Accounting Firm in the Fund’s Annual Report to shareholders, for the fiscal year ended April 30, 2017 and the unaudited financial statements in the Fund’s Semi-Annual Report to shareholders, for the period ended October 31, 2017, are incorporated by reference (are legally a part of this SAI).

IV.  The following is added under the “Organization, Voting Rights and Principal Holders” section beginning on page 39:

Effective on January 25, 2018, the Fund also began offering Class M shares.  The full title of the Class M shares of the Fund is:

•               Franklin Federal Tax-Free Income Fund - Class M

V.  The following principal holders list replaces the principal holders list for the Fund under the “Organization, Voting Rights and Principal Holders” section beginning on page 39:

As of January 2, 2018, the principal shareholders of the Fund, beneficial or of record, were:

Name and Address	Share Class	Percentage
Edward Jones & Company* 12555 Manchester Road St. Louis, MO 63131-3710	A	23.06
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	A	6.15
National Financial Services LLC* Attn: Mutual Fund Department 4th Flr 499 Washington Boulevard Jersey City, NJ 07310-1995	A	11.12
WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	A	8.71
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Center Floor 3 Jersey City, NJ 07311-1114	C	7.81
Edward Jones & Company* 12555 Manchester Road St. Louis, MO 63131-3710	C	12.20
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	C	9.53
National Financial Services LLC* Attn: Mutual Fund Department,4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	C	6.65
LPL Financial* Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091	C	5.69
WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	C	11.12
Raymond James* Attn: Courtney Waller 880 Carillon PKWY St Petersburg, FL 33716-1102	C	7.55
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration 97GK0 4800 Deer Lake Drive E Jacksonville, FL 32246-6486	C	5.85
Edward Jones & Company* 12555 Manchester Road St. Louis, MO 63131-3710	R6	99.83
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration 97GK0 4800 Deer Lake Drive E Jacksonville, FL 32246-6486	Advisor	8.34
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	Advisor	7.25
National Financial Services LLC* Attn: Mutual Fund Department 4th Flr 499 Washington Boulevard Jersey City, NJ 07310-1995	Advisor	12.53
LPL Financial* Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091	Advisor	8.19
WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	Advisor	9.24
American Enterprise Investment Services* 707 2nd AVE S Minneapolis, MN 55402-2405	Advisor	7.01
UBS WM USA* 1000 Harbor BLVD Weehawken, NJ 07086-6761	Advisor	8.23
Raymond James* Attn: Courtney Waller 880 Carillon PKWY St Petersburg, FL 33716-1102	Advisor	11.97

1

*For the benefit of its customer(s).

VI.  The last paragraph under the “Organization, Voting Rights and Principal Holders” section on page 40 is replaced with the following:

As of January 2, 2018, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each class of the Fund.  The board members may own shares in other funds in Franklin Templeton Investments.

VII.  The first two paragraphs under the “Buying and Selling Shares – Initial sales charges” section on page 46 are replaced with the following:

Initial sales charges The maximum initial sales charge is 4.25% for Class A and Class M. There is no initial sales charge for Class C and Advisor Class.

The initial sales charge for Class A shares and Class M shares may be reduced for certain large purchases, as described in the prospectus. We offer several ways for you to combine your purchases in Franklin Templeton funds to take advantage of the lower sales charges for large purchases.

VIII.  The “Buying and Selling Shares – Initial sales charges – Letter of intent (LOI)” section beginning on page 41 is replaced with the following:

Letter of intent (LOI). You may buy Class A or Class M shares at a reduced sales charge by completing the LOI section of your account application. An LOI is a commitment by you to invest a specified dollar amount during a 13-month period. The amount you agree to invest determines the sales charge you pay. By completing the LOI section of the application, you acknowledge and agree to the following:

•         You authorize Distributors to reserve approximately 5% of your total intended purchase in Class A or Class M shares registered in your name until you fulfill your LOI. Your periodic statements will include the reserved shares in the total shares you own, and we will pay or reinvest dividend and capital gain distributions on the reserved shares according to the distribution option you have chosen.

•         You give Distributors a security interest in the reserved shares and appoint Distributors as attorney-in-fact.

•         Distributors may sell any or all of the reserved shares to cover any additional sales charge if you do not fulfill the terms of the LOI.

•         Although you may exchange your shares, you may not sell reserved shares until you complete the LOI or pay the higher sales charge.

2

After you file your LOI with the Fund, you may buy Class A or Class M shares at the sales charge applicable to the amount specified in your LOI. Sales charge reductions based on purchases in more than one Franklin Templeton fund will be effective only after notification to Distributors that the investment qualifies for a discount. If you file your LOI with the Fund before a change in the Fund’s sales charge, you may complete the LOI at the lower of the new sales charge or the sales charge in effect when the LOI was filed.  Your holdings in Franklin Templeton funds acquired before you filed your LOI will be counted towards the completion of the LOI.

If the terms of your LOI are met, the reserved shares will be deposited to an account in your name or delivered to you or as you direct.

If the amount of your total purchases is less than the amount specified in your LOI, the sales charge will be adjusted upward, depending on the actual amount purchased during the period. You will need to send Distributors an amount equal to the difference in the actual dollar amount of sales charge paid and the amount of sales charge that would have applied to the total purchases if the total of the purchases had been made at one time. Upon payment of this amount, the reserved shares held for your account will be deposited to an account in your name or delivered to you or as you direct. If within 20 days after written request the difference in sales charge is not paid, we will redeem an appropriate number of reserved shares to realize the difference. If you redeem the total amount in your account before you fulfill your LOI, we will deduct the additional sales charge due from the sale proceeds and forward the balance to you.

IX.  The second paragraph under the “Buying and Selling Shares – Financial intermediary compensation” section on page 42 is replaced with the following:

Distributors may pay the following commissions to financial intermediaries who initiate and are responsible for purchases of Class A or Class M shares of $1 million or more: 1% (for mutual funds with a maximum initial sales charge of 5.75%) and 0.75% (for mutual funds with a maximum initial sales charge less than 5.75%) on sales of $1 million or more but less than $4 million, plus 0.50% on sales of $4 million or more but less than $50 million, plus 0.25% on sales of $50 million or more. Consistent with the provisions and limitations set forth in its Class A or Class M Rule 12b-1 distribution plans, the Fund may reimburse Distributors for the cost of these commission payments.

X.  The heading and first paragraph under the “Buying and Selling Shares – Contingent deferred sales charge (CDSC)” section on page 44 is replaced with the following:

Contingent deferred sales charge (CDSC) - Class A, M & C If you invest any amount in Class C shares or $1 million or more in Class A or Class M shares, either as a lump sum or through our cumulative quantity discount or letter of intent programs, a CDSC may apply on any Class A or Class M shares you sell within 18 months and any Class C shares you sell within 12 months of purchase. The CDSC is 1% for Class C and 0.75% for Class A and Class M of the value of the shares sold or the net asset value at the time of purchase, whichever is less.

XI.  The heading under “The Underwriter – Distribution and service (12b-1 fees) – Class A and C” section on page 46 is replaced with “The Underwriter – Distribution and service (12b-1 fees) – Class A, M and C.”

XII.  The heading and first paragraph under “The Underwriter – Distribution and service (12b-1 fees) – Class A and C – The Class A and C plans,” on page 47 is replaced with the following:

The Class A, M and C plans. The Fund may pay up to 0.10% per year of Class A’s average daily net assets and up to 0.25% per year of Class M’s average daily net assets.

XIII.  The following is added under “The Underwriter – Distribution and service (12b-1 fees) – Class A and C – The Class A and C plans” on page 47:

The Class M plans are reimbursement plans. They allow the Fund to reimburse Distributors for eligible expenses that Distributors has shown it has incurred. The Fund will not reimburse more than the maximum amount allowed under the plan.

XIV.  The second paragraph under “Performance – Average annual total return before taxes” on page 48 is replaced with the following:

When considering the average annual total return before taxes quotations for Class A or M shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one-time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in the Fund.

3

XV.  The third paragraph under “Performance – Average annual total return after taxes on distributions” on page 48 is replaced with the following:

The Fund’s sales literature and advertising commonly refer to this calculation as the Fund’s after-tax average annual total return (pre-liquidation). When considering the average annual total return after taxes on distributions quotations for Class A or M shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one-time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in the Fund.

XVI.  The fourth paragraph under “Performance – Average annual total return after taxes on distributions and sale of fund shares” on page 49 is replaced with the following:

The Fund’s sales literature and advertising commonly refer to this calculation as the Fund’s after-tax average annual total return (post-liquidation). When considering the average annual total return after taxes on distributions quotations for Class A or M shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one-time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in the Fund.

XVII.  The first paragraph under “Performance – Other performance quotations” on page 50 is replaced with the following:

The Fund also may quote the performance of Class A and M shares without a sales charge. Sales literature and advertising may quote a cumulative total return, average annual total return and other measures of performance with the substitution of net asset value for the public offering price.

Please keep this supplement with your SAI for future reference.

4

FRANKLIN FEDERAL TAX-FREE INCOME FUND

FILE NOS. 002-75925 & 811-03395

PART C

OTHER INFORMATION

Item 28. Exhibits
The following exhibits are incorporated by reference to the previously filed documents indicated below, except as noted:

(a)	Agreement and Declaration of Trust

(i)

Agreement and Declaration of Trust of Franklin Federal Tax-Free Income Fund, a Delaware Statutory Trust, dated October 18, 2006

Filing: Post-Effective Amendment No. 32 to Registration Statement on Form N-1A

File No. 002-75925

Filing Date: August 27, 2007

(ii)

Certificate of Trust of Franklin Federal Tax-Free Income Fund, a Delaware Statutory Trust, dated October 18, 2006

Filing: Post-Effective Amendment No. 32 to Registration Statement on Form N-1A

File No. 002-75925

Filing Date: August 27, 2007

(b)	By-Laws
(i) (ii)
By-Laws of Franklin Federal Tax-Free Income Fund, a Delaware Statutory Trust effective as of October 18, 2006
Filing: Post-Effective Amendment No. 35 to Registration Statement on Form N-1A File No. 002-60470 Filing Date: July 27, 2007
Amended By-Laws of Franklin Federal Tax-Free Income Fund dated February 1, 2018

(c)	Instruments Defining Rights of Security Holders

(i) Agreement and Declaration of Trust
(a) Article III, Shares
(b) Article V, Shareholders’ Voting Powers and Meetings
(c) Article VI, Net Asset Value, Distributions, Redemptions and Transfers
(d) Articles VIII, Certain Transactions – Section 4
(e) Articles X, Miscellaneous – Section 4

(ii) By-Laws

(a) Article II, Meetings of Shareholders
(b) Article VI, Records and Reports – Section 1, 2 and 3
(c) Article VII, General Matters: - Sections 3, 4, 6 and 7
(d) Articles VIII, Amendment – Section 1

(iii) Part B: Statement of Additional Information – Item 22

(d)	Investment Advisory Contracts

(i)

Management Agreement dated September 1, 2007 between Registrant and Franklin Advisers, Inc.

Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A

File No. 002-75925

Filing Date:  August 27, 2008

(ii) Addendum dated January 1, 2008, to Investment Management Agreement Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A File No. 002-75925 Filing Date: August 27, 2012

(e)	Underwriting Contracts

(i)

Distribution Agreement dated January 1, 2011, between Registrant and Franklin/Templeton Distributors, Inc.

Filing:  Post-Effective Amendment No. 36 Registration Statement on Form N-1A

File No. 002-75925

Filing Date:  August 26, 2011

(ii)

Form of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated May 1, 2010

Filing:  Post-Effective Amendment No. 36 Registration Statement on Form N-1A

File No. 002-75925

Filing Date:  August 26, 2011

(f)	Bonus or Profit Sharing Contracts

Not Applicable

(g)	Custodian Agreements

(i)

Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 20 to Registration Statement on Form N-1A

File No. 002-75925

Filing Date: August 21, 1997

(ii)

Amendment dated May 7, 1997 to the Master Custody Agreement dated February 16, 1996 between the Registrant and The Bank of New York Mellon

Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A

File No. 002-75925

Filing Date: June 23, 1998

(iii)

Amendment dated February 27, 1998 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A

File No. 002-75925

Filing Date: December 22, 1998

(iv)

Amendment dated January 27, 2017 to Exhibit A of the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 48

Statement on Form N-1A

File No. 002-75925

Filing Date:  July 27, 2017

(v)

Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 20 to Registration Statement on Form N-1A

File No. 002-75925

Filing Date: August 21, 1997

(vi)

Amendment dated January 27, 2017 to Exhibit A of the Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 48

Statement on Form N-1A

File No. 002-75925

Filing Date:  July 27, 2017

(h)	Other Material Contracts

(i)

Amended and Restated Subcontract for Fund Administration Services dated February 28, 2012 between Franklin Advisers, Inc. and Franklin Templeton Services, LLC

Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A

File No. 002-75925

Filing Date:  August 27, 2012

(ii) Amended and Restated Transfer Agent and Shareholder Services Agreement between Registrant and Franklin Templeton Investor Services, LLC dated November 1, 2017

(i)	Legal Opinion

(i) Legal Opinion dated August 27, 2007 Filing: Post-Effective Amendment No. 32 to Registration Statement on Form N-1A File No. 002-75925 Filing Date: August 27, 2007

(j)	Other Opinions

Not Applicable

(k)	Omitted Financial Statements

Not Applicable

(l)	Initial Capital Agreements

(i) Letter of Understanding dated April 12, 1995 Filing: Post-Effective Amendment No. 19 to Registration Statement on Form N-1A File No. 002-75925 Filing Date: August 23, 1996

(m)	Rule 12b-1 Plan

(i)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant and Franklin/Templeton Distributors, Inc. dated February 1, 2009

Filing: Post-Effective Amendment No. 34 to Registration Statement on Form N-1A

File No. 002-75925

Filing Date: August 27, 2009

(ii) (iii)

Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between Registrant and Franklin/Templeton Distributors, Inc. dated July 9, 2009

Filing: Post-Effective Amendment No. 35 to Registration Statement on Form N-1A

File No. 002-75925

Filing Date: August 27, 2010

Form of Class M Distribution Plan pursuant to Rule 12b-1 between Registrant and Franklin/Templeton Distributors, Inc.

(n)	Rule 18f-3 Plan

(i) Form of Amended Multiple Class Plan

(p)	Code of Ethics

(i) Code of Ethics dated May 1, 2013 Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A File No. 002-75925 Filing Date: August 27, 2014

(q)	Power of Attorney

(i) Power of Attorney dated June 13, 2013 Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A File No. 002-75925 Filing Date: August 27, 2013

(ii) Power of Attorney for Mary C. Choksi dated October 1, 2014 Filing: Post-Effective Amendment No. 44 Statement on Form N-1A File No. 002-75925 Filing Date: August 27, 2015

(iii) Power of Attorney for Matthew T. Hinkle dated May 23, 2017 Filing: Post-Effective Amendment No. 48 Statement on Form N-1A File No. 002-75925 Filing Date: July 27, 2017

(iv) Power of Attorney for Terrence J. Checki dated December 16, 2017

Item 29.    Persons Controlled by or Under Common Control with the Registrant

None

Item 30.    Indemnification

The Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.    Business and Other Connections of the Investment Adviser

The officers and directors of Franklin Advisers, Inc. (Advisers), Registrant’s investment manager, also serve as officers and/or directors/trustees for (1) Advisers’ corporate parent, Franklin Resources, Inc., and /or (2) other investment companies in Franklin Templeton Investments.  For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which set forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engages in by those officers and directors during the past two years.

Item 32.    Principal Underwriters

(a) Franklin/Templeton Distributors, Inc. (Distributors), also acts as principal underwriter of shares of:

Franklin Alternative Strategies Funds
Franklin California Tax-Free Income Fund
Franklin California Tax-Free Trust
Franklin Custodian Funds
Franklin ETF Trust
Franklin Fund Allocator Series
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Municipal Securities Trust
Franklin Mutual Series Funds
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Free Trust
Franklin Templeton ETF Trust
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Templeton Variable Insurance Products Trust Franklin U.S. Government Money Fund
Franklin Value Investors Trust
Institutional Fiduciary Trust
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Funds
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds

(b)

The information required with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 008-05889).

(c) Not Applicable. Registrant’s principal underwriter is an affiliated person of an affiliated person of the Registrant.

Item 33.    Location of Accounts and Records

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are kept by the Fund at One Franklin Parkway, San Mateo, CA  94403-1906 or its shareholder service agent, Franklin Templeton Investor Services LLC, at 3344 Quality Drive, Rancho Cordova, CA 95670-7313.

Item 34.    Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 35.    Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 23rd day of January, 2018.

FRANKLIN FEDERAL TAX-FREE INCOME FUND

(Registrant)

By:   /s/ Karen L. Skidmore

      Karen L. Skidmore

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Christopher J. Molumphy*	Chief Executive Officer-Investment
Christopher J. Molumphy	Management
Dated: January 23, 2018

Matthew T. Hinkle* Matthew T. Hinkle	Chief Executive Officer – Finance and Administration
Dated: January 23, 2018

Gaston Gardey* Gaston Gardey	Chief Financial Officer and Chief Accounting Officer
Dated: January 23, 2018

Harris J. Ashton*	Trustee
Harris J. Ashton	Dated: January 23, 2018

Terrence J. Checki*	Trustee
Terrence J. Checki	Dated: January 23, 2018

Mary C. Choksi*	Trustee
Mary C. Choksi	Dated: January 23, 2018

Edith E. Holiday*	Trustee
Edith E. Holiday	Dated: January 23, 2018

Gregory E. Johnson*	Trustee
Gregory E. Johnson	Dated: January 23, 2018

Rupert H. Johnson, Jr.*	Trustee
Rupert H. Johnson, Jr.	Dated: January 23, 2018

J. Michael Luttig*	Trustee
J. Michael Luttig	Dated: January 23, 2018

Larry D. Thompson*	Trustee
Larry D. Thompson	Dated: January 23, 2018

John B. Wilson*	Trustee
John B. Wilson	Dated: January 23, 2018

*By:  /s/ Karen L. Skidmore

      Karen L. Skidmore

Attorney-in-Fact

 (Pursuant to Power of Attorney previously and filed herewith)

FRANKLIN FEDERAL TAX-FREE INCOME FUND

REGISTRATION STATEMENT

EXHIBIT INDEX

The following exhibits are attached:

EXHIBIT NO.	DESCRIPTION

EX-99.(b)(ii) EX-99.(h)(ii)

Amended By-Laws of Franklin Federal Tax-Free Income Fund dated February 1, 2018

Amended and Restated Transfer Agent and Shareholder Services Agreement between Registrant and Franklin Templeton Investor Services, LLC dated November 1, 2017

EX-99.(m)(iii)	Form of Class M Distribution Plan pursuant to Rule 12b-1 between Registrant and Franklin/Templeton Distributors, Inc.

EX-99.(n)(i)	Form of Amended Multiple Class

EX-99.(q)(iv)	Power of Attorney for Terrence J. Checki dated December 16, 2017